Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Profit (loss), attributable to owners of parent	€ 171.2	€ 136.5	€ 36.4
adjustments for share based payments including employer tax	14.7
Profit (loss)	170.5	136.5	36.4
Taxation	56.6	32.0	39.6
Net financing costs	56.0	74.4	62.1
Depreciation	39.3	35.9	43.3
Amortization	7.0	6.5	7.8
EBITDA	329.4	285.3	189.2
Exceptional items	17.7	37.2	134.5
Share based payments expense	13.0	2.6	1.2
Material reconciling items
Disclosure of operating segments [line items]
Acquisition purchase price adjustments	5.7	0.0	0.0
Exceptional items	17.7	37.2	134.5
Other add-backs	23.6	5.6
Adjusted EBITDA	€ 376.4	€ 328.1	€ 324.9